THE EXPLORER
                                 INSTITUTIONAL
                                    TRUST SM

                               Semiannual Report
                                 June 30, 1999



                    o    ACTIVE CORE FUND

                    o    LIMITED DURATION FUND

                        Table of Contents

Letter to Shareholders.................................................    1
Active Core Fund
     Portfolio of Investments..........................................    3
     Statement of Assets and Liabilities...............................    6
     Statement of Operations...........................................    7
     Statement of Changes in Net Assets................................    8
     Financial Highlights..............................................    9
Limited Duration Fund
     Portfolio of Investments..........................................   10
     Statement of Assets and Liabilities...............................   12
     Statement of Operations...........................................   13
     Statement of Changes in Net Assets................................   14
     Financial Highlights..............................................   15
Notes to Financial Statements..........................................   16




EXPI SAR 8/99

                             Letter to Shareholders

June 30, 1999

Dear Shareholder,

         We are pleased to provide you our semiannual report for the six-month period ended June 30, 1999. The first half of 1999 has been a difficult period for the U.S. fixed-income market. As global financial stability materialized early in the year, the market focused on the strength of the U.S. economy and the prospects for emerging inflationary pressures. Consequently, the Federal Reserve Board (the Fed) began to signal its desire to mute inflationary pressures through short-term interest rate hikes. The Fed acted on June 30, 1999, and raised the federal funds rate from 4.75 percent to 5.00 percent. Financial markets reacted positively to this action and the bond market reversed its negative trend. Despite the June 30 bounce in bond prices, the 30-year U.S. Treasury bond yield ended the period at 5.96 percent significantly lower in price than at the end of the year when it yielded 5.09 percent.

Economic Review
         The U.S. economy continued to be characterized by solid growth and low inflation. U.S. demand remained strong despite concerns about rising trade deficits and rising interest rates. The interest rate hike of 25 basis points on June 30 was intended to be proactive in order to forestall inflation. The higher rate environment will increase the financial cost of doing business and may contribute to a slowing in economic growth.

Market Overview
         The Lehman Brothers Aggregate Index returned -1.37 percent for the six months ended June 30, 1999. For the same six-month period, U.S. Treasuries returned -2.50 percent. In contrast to the final six months of 1998, non-Treasuries outperformed U.S. Treasuries as higher yields contributed to higher returns. The best performing sector was the mortgage-backed sector, which returned .53 percent, while asset-backed securities followed with a .42 percent total return. Finally, investment-grade corporate bonds returned -2.26 percent and U.S. Government agency securities returned -1.29 percent.

Outlook
         We expect economic expansion to continue despite the rising interest rate environment. Through 1999, the market appears to be expecting at least one more .25 percent federal funds rate increase, as the Fed attempts to maintain a balance between economic growth and low inflation.

Active Core Fund--Portfolio Strategy and Overview
         As of June 30, 1999, the Fund had a duration of 5.0 years, which was comparable to the 5.0-year duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. During the period, we increased our exposure to corporate securities as larger risk premiums increased the value in the sector. In addition, we reduced our exposure to asset-backed securities and U.S. Government agency securities.
         The Active Core Fund generated a total return of -1.75 percent for the six-month period (not including sales charges).

                                        1
                                                             Continued on page 2

Limited Duration Fund--Portfolio Strategy and Overview
         As of June 30, 1999, the Fund had a duration of 1.5 years, which was comparable to the 1.7-year duration of the Fund's benchmark, the Lehman Brothers 1- to 3-Year Government Bond Index.
         As always, we expect to maintain a portfolio composed of modest positions diversified among various sectors.
         The Limited Duration Fund generated a total return of .85 percent for the six-month period (not including sales charges).

Summary
         We believe 1999 will continue to present challenges for fixed-income portfolios. We expect to continue to meet these challenges through appropriate risk management and our disciplined investment style. The balance of the report provides additional details about the funds. We appreciate your investment in the Explorer Institutional Trust Funds and your confidence in our institutional asset management team.

Sincerely,


/s/ Edward A. Treichel

Edward A. Treichel
Director of Institutional Asset Management

                     EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                            June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
  Par
  Amount
  (000)    Description                                          Coupon           Maturity          Market Value
-----------------------------------------------------------------------------------------------------------------
           Asset-Backed Securities 12.1%
$ 125      American Express Credit Account Master Trust         5.900%            04/15/04 $        123,742
  75       American Express Credit Account Master Trust         6.400             04/15/05           75,556
  100      Citibank Credit Card Master Trust                    5.800             02/07/05           98,656
  200      CoMed Transitional Funding Trust                     5.390             06/25/05          194,450
  100      Equicredit Funding Trust                             6.855             10/15/28          100,500
  140      First NBC Credit Card Master Trust                   6.150             09/15/04          139,387
  150      First USA Credit Card Master Trust                   6.420             03/17/05          151,783
  100      Green Tree Financial Corp.                           6.330             09/01/27           96,946
  150      Green Tree Financial Corp.                           7.290             03/15/28          150,615
  125      Greenpoint Manufactured Housing                      6.110             11/15/18          122,054
  100      MBNA Credit Card Master Trust                        5.250             02/15/06           96,576
  100      Nationsbank Credit Card Master Trust                 6.000             12/15/05           98,849
  75       Peco Energy Transition Trust                         5.800             03/01/07           71,860
  175      Premier Auto Trust                                   5.820             02/06/02          174,879
  125      Standard Credit Card Master Trust                    5.950             10/07/04          123,545
  250      Toyota Auto Lease Trust                              6.350             04/26/04          251,018
  125      Vanderbilt Mortgage Finance                          6.080             12/07/15          122,246
                                                                                                  ----------
           Total Asset-Backed Securities                                                          2,192,662
                                                                                                  ----------
           Corporate Bonds 23.6%
           Aerospace/Defense 0.6%
  115      McDonnell Douglas Corp.                              6.875             11/01/06          113,838
                                                                                                  ----------

           Automobile 2.0%
  125      Dana Corp.                                           6.500             03/01/09          118,620
  255      Delphi Auto Systems Corp.                            7.125             05/01/29          236,361
                                                                                                  ----------
                                                                                                    354,981
                                                                                                  ----------
           Beverage, Food, & Tobacco 0.7%
  125      Earthgrains Co.                                      6.500             04/15/09          117,938
                                                                                                  ----------

           Consumer Services 0.5%
  100      Hertz Corp.                                          6.250             03/15/09          93,369
                                                                                                  ----------

           Finance 8.7%
  100      American Express Credit Corp.                        6.500             08/01/00          100,482
  50       Ameritech Capital Funding Corp.                      6.150             01/15/08           47,611
  310      Associates Corp. NA                                  5.800             04/20/04          299,594
  70       BankAmerica Corp.                                    6.250             04/01/08           66,551
  125      BankAmerica Corp.                                    5.875             02/15/09          114,865
  125      Bank One Corp.                                       7.000             03/25/02          126,019
  20       Capital One Bank                                     6.375             02/15/03           19,622
  175      Chase Manhattan Corp.                                5.750             04/15/04          169,627
  75       Chase Manhattan Corp.                                7.125             06/15/09           74,920
  50       Citigroup, Inc.                                      6.875           02/15/2098           44,991
  100      Commercial Credit Group, Inc.                        6.625             11/15/06           97,803
  150      Deere (John) Capital Corp.                           5.350             10/23/01          146,901
  60       Finova Capital Corp.                                 6.150             03/31/03           58,882
  100      First Union Corp.                                    6.400             04/01/08           95,366
  120      General Motors Acceptance Corp.                      6.150             04/05/07          115,003
                                                                                                  ----------
                                                                                                  1,578,237
                                                                                                  ----------
                                       3
                                               See Notes to Financial Statements


                     EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                            June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
  Par
  Amount
  (000)    Description                                          Coupon           Maturity          Market Value
-----------------------------------------------------------------------------------------------------------------
           Corporate Bonds (Continued)
           Oil & Gas 1.6%
$ 315      Conoco, Inc.                                         6.950    %        04/15/29 $        295,104
                                                                                                  ----------

           Raw Materials/Processing Industries 2.6%
  75       Du Pont (E. I.) de Nemours & Co.                     6.750             09/01/07           75,524
  60       Goodyear Tire Rubber Co.                             6.375             03/15/08           57,118
  100      Nalco Chemical Co.                                   6.250             05/15/08           94,534
  150      Tyson Foods, Inc.                                    7.000             05/01/18          143,538
  100      Union Pacific Resources Group, Inc.                  7.000             10/15/06           95,752
                                                                                                  ----------
                                                                                                    466,466
                                                                                                  ----------

           Retail 0.4%
  25       Nordstrom, Inc.                                      6.950             03/15/28           23,650
  50       Sears Roebuck Acceptance Corp.                       7.000             06/15/07           49,959
                                                                                                  ----------
                                                                                                     73,609
                                                                                                  ----------

           Telecommunications 3.2%
  150      AT&T Corp.                                           6.000             03/15/09          139,500
  50       GTE North, Inc.                                      6.730             02/15/28           46,761
  200      MCI Communications Corp.                             6.500             04/15/10          191,303
  100      Sprint Capital Corp.                                 6.125             11/15/08           93,357
  110      Sprint Capital Corp.                                 6.875             11/15/28          100,456
                                                                                                  ----------
                                                                                                    571,377
                                                                                                  ----------

           Transportation 0.6%
  100      CSX Corp.                                            7.450             05/01/07          101,417
                                                                                                  ----------


           Utilities 2.7%
  15       Florida Power & Light Co.                            7.050             12/01/26           14,185
  25       Florida Power Corp.                                  6.750             02/01/28           23,509
  100      Pacific Gas & Electric Co.                           6.250             08/01/03           99,391
  125      PacifiCorp                                           6.375             05/15/08          120,907
  200      South Carolina Electric & Gas Co.                    6.125             03/01/09          190,243
  50       Wisconsin Electric Power Co.                         6.625             11/15/06           49,660
                                                                                                  ----------
                                                                                                    497,895
                                                                                                  ----------

           Total Corporate Bonds 23.6%                                                            4,264,231
                                                                                                  ----------

           United States Government Agency Obligations 31.9%
  300      Federal Home Loan Banks                              5.690             06/19/03          295,700
  225      Federal Home Loan Mortgage Corp.                     6.000             12/31/23          213,257
  117      Federal Home Loan Mortgage Corp. Gold
                30 Year Pool #C00602                            6.000             02/01/28          110,020
  497      Federal Home Loan Mortgage Corp. Gold
                30 Year Pool #C00781                            6.500             04/01/29          480,916
  66       Federal Home Loan Mortgage Corp. Gold Convertible
                15 Year Pool #G10592                            6.500             10/01/11           65,078
  48       Federal Home Loan Mortgage Corp. Gold Convertible
                15 Year Pool #G10270                            8.500             09/01/09           49,443
  500      Federal National Mortgage Association                4.625             10/15/01          487,105
  500      Federal National Mortgage Association                4.750             11/14/03          473,755

                                       4
                                               See Notes to Financial Statements


                     EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                            June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
  Par
  Amount
  (000)    Description                                          Coupon           Maturity          Market Value
-----------------------------------------------------------------------------------------------------------------

           United States Government Agency Obligations (Continued)
$ 500      Federal National Mortgage Association                6.000    %        05/15/08 $        484,190
  300      Federal National Mortgage Association CMO            6.000             06/25/24          284,907
  100      Federal National Mortgage Association PAC            7.000             10/25/09          101,241
  230      Federal National Mortgage Association PAC            6.500             04/18/20          229,354
  87       Federal National Mortgage Association Pool #124561   7.500             11/01/22           88,435
  171      Federal National Mortgage Association Pool #429249   7.000             05/01/28          168,934
  101      Federal National Mortgage Association Pool #250649   6.500             07/01/11           99,916
  297      Federal National Mortgage Association Pool #490079   6.500             03/01/29          287,225
  119      Federal National Mortgage Association Pool #250569   6.000             05/01/26          112,347
  273      Federal National Mortgage Association Pool #429250   5.500             12/01/28          248,289
  64       Government National Mortgage Association Platinum
                15 Year Pool #780419                            7.500             12/15/09           65,651
  81       Government National Mortgage Association Platinum
                Pool #780440                                    8.500             11/15/17           85,743
  38       Government National Mortgage Association
                Pool #780157                                    9.500             08/15/22           40,783
  551      Government National Mortgage Association Pools       6.500  04/15/26 - 04/15/28          531,649
  314      Government National Mortgage Association
                Pool #462630                                    7.000             04/15/28          316,735
  440      Tennessee Valley Authority                           6.375             06/15/05          443,168
                                                                                                  ----------
           Total United States Government Agency Obligations  31.9%                               5,763,841
                                                                                                  ----------

           United States Treasury Obligations 31.1%
  470      United States Treasury Bonds                         8.125             08/15/19          567,525
  1,000    United States Treasury Notes                         6.250             02/15/03        1,017,560
  1,000    United States Treasury Notes                         6.125             08/15/07        1,012,020
  1,255    United States Treasury Notes                         6.000             08/15/00        1,263,810
  1,125    United States Treasury Notes                         5.875             11/30/01        1,132,234
  1,985    United States Treasury STRIPS (a)                    *      05/15/15 - 05/15/18          628,535
                                                                                                  ----------
           Total United States Treasury Obligations                                               5,621,684
                                                                                                  ----------


Total Investments  98.7%
      (Cost $18,183,197)                                                                         17,842,418

Other Assets in Excess of Liabilities  1.3%                                                         238,014
                                                                                                  ----------

Net Assets   100.0%                                                                        $     18,080,432
                                                                                                 ===========

*Zero coupon bond

(a) U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal Securities) are securities issued by the U.S. Treasury Department which evidence ownership in either the bond principal or interest payments. These securities are used by the Fund to manage the portfolio's duration.

The following table summarizes the portfolio composition at June 30, 1999, based upon the higher of the quality rating issued by Standard & Poor's or Moody's.

     Portfolio Composition by Credit Quality **

     U.S. Government and Government Agency Obligations             63.8%
     AAA                                                           12.3
     AA                                                             7.5
     A                                                             13.4
     BBB                                                            3.0
                                                                  ------
                                                                  100.0%
                                                                  ======
     ** As a Percentage of Long-Term Investments

                                       5
                                               See Notes to Financial Statements

                    EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)

ASSETS:

         Total Investments (Cost $18,183,197)                   $     17,842,418
         Cash                                                             82,417
         Receivables:
                  Interest                                               206,341
                  Fund Shares Sold                                        84,923
         Unamortized Organizational Costs                                 17,511
         Other                                                               632
                                                                     -----------
                           Total Assets                               18,234,242
                                                                ================
LIABILITIES:

         Payables:
                  Income and Capital Gain Distributions                   85,156
                  Distributor and Affiliates                              23,734
         Accrued Expenses                                                 27,602
         Trustees' Deferred Compensation and Retirement Plans             17,318
                                                                     -----------
                           Total Liabilities                             153,810
                                                                     -----------

NET ASSETS                                                      $     18,080,432
                                                                ================
NET ASSETS CONSIST OF:
         Capital                                                $     18,390,710
         Accumulated Net Realized Gain                                    35,907
         Accumulated Distributions in Excess of Net Investment Income    (5,406)
         Net Unrealized Depreciation                                   (340,779)
                                                                     -----------
NET ASSETS                                                      $     18,080,432
                                                                ================

Net Asset Value Per Share (Based on net assets of $18,080,432 and 1,825,909 shares of beneficial interest issued
and outstanding)                                                $           9.90
                                                                ================

                                       6
                                               See Notes to Financial Statements

                    EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
         Interest                                                   $    403,329
                                                                     -----------

EXPENSES:
         Investment Advisory Fee                                          20,136
         Custody                                                           9,602
         Audit                                                             8,378
         Shareholder Services                                              7,736
         Trustees' Fees and Expenses                                       7,621
         Legal                                                             6,135
         Accounting                                                        5,837
         Amortization of Organizational Costs                              4,759
         Shareholder Reports                                               2,237
         Other                                                               654
                                                                     -----------
               Total Expenses                                             73,095
               Expense Reduction  ($20,136 Investment Advisory
                          Fee and $26,063 Other)                          46,199
                                                                     -----------
               Net Expenses                                               26,896
                                                                     -----------

NET INVESTMENT INCOME                                               $    376,433
                                                                    ============
REALIZED AND UNREALIZED GAIN/LOSS:
         Net Realized Gain                                          $     32,083
                                                                     -----------
         Unrealized Appreciation/Depreciation:
            Beginning of the Period                                      343,175
            End of the Period                                          (340,779)
                                                                     -----------
         Net Unrealized Depreciation During the Period                 (683,954)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSS                                    $  (651,871)
                                                                    ============
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $  (275,438)
                                                                    ============

                                       7
                                               See Notes to Financial Statements

EXPLORER INSTITUTIONAL ACTIVE CORE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998 (Unaudited)



                                                                              Six Months Ended                 Year Ended
                                                                                 June 30, 1999          December 31, 1998
FROM INVESTMENT ACTIVITIES:

         Operations:
         Net Investment Income                                                  $      376,433             $      611,855
         Net Realized Gain                                                              32,083                     58,523
         Net Unrealized Appreciation/Depreciation During the Period                   (683,954)                   189,938
                                                                                   ------------               ------------
         Change in Net Assets from Operations                                         (275,438)                   860,316
                                                                                   ------------               ------------

         Distributions from Net Investment Income                                     (376,430)                  (611,855)
         Distributions in Excess of Net Investment Income                                    0                         (4)
                                                                                   ------------               ------------
         Distributions from and in Excess of Net Investment Income                    (376,430)                  (611,859)
         Distributions from Net Realized Gain                                                0                    (81,810)
                                                                                   ------------               ------------
         Total Distributions                                                          (376,430)                  (693,669)
                                                                                   ------------               ------------

         NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                          (651,868)                   166,647
                                                                                   ------------               ------------

FROM CAPITAL TRANSACTIONS:

         Proceeds from Shares Sold                                                   6,865,500                  7,055,143
         Net Asset Value of Shares Issued Through Dividend Reinvestment                375,023                    690,436
         Cost of Shares Repurchased                                                   (362,000)                  (996,722)
                                                                                   ------------               ------------

         NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                          6,878,523                  6,748,857
                                                                                   ------------               ------------

TOTAL INCREASE IN NET ASSETS                                                         6,226,655                  6,915,504

NET ASSETS:
               Beginning of the Period                                              11,853,777                  4,938,273
                                                                                   ------------               ------------

               End of the Period (Including accumulated distributions
               in excess of net investment income of $5,406 and $5,409
               respectively)                                                    $   18,080,432             $   11,853,777
                                                                                ===============            ===============


                                       8
                                               See Notes to Financial Statements

                     EXPLORER INSTITUTIONAL ACTIVE CORE FUND

                              FINANCIAL HIGHLIGHTS
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)


                                                                                                          April 23, 1996
                                                                            Year              Year         (Commencement
                                                Six Months Ended           Ended             Ended         of Investment
                                                   June 30, 1999    December 31,      December 31,        Operations) to
                                                                            1998              1997     December 31, 1996

  Net Asset Value, Beginning of the Period        $       10.362   $      10.171     $      10.085        $       10.000
                                                    -------------    ------------      ------------         -------------
           Net Investment Income                           0.283           0.579             0.626                 0.409
           Net Realized and Unrealized Gain/Loss          (0.462)          0.258             0.249                 0.095
                                                    -------------    ------------      ------------         -------------

  Total from Investment Operations                        (0.179)          0.837             0.875                 0.504
                                                    -------------    ------------      ------------         -------------

  Less:
           Distributions from and in Excess of
               Net Investment Income                       0.281           0.574             0.626                 0.409
           Distributions from Net Realized Gain            0.000           0.072             0.163                 0.010
                                                    -------------    ------------      ------------         -------------
  Total Distributions                                      0.281           0.646             0.789                 0.419
                                                    -------------    ------------      ------------         -------------

  Net Asset Value, End of the Period              $        9.902   $      10.362     $      10.171        $       10.085
                                                  ===============  ==============    ==============       ===============


  Total Return *                                          (1.75%)**         8.45%             8.93%                 5.20%**

  Net Assets at End of the Period (In millions)   $         18.1   $        11.9     $         4.9        $          5.6

  Ratio of Expenses to Average Net Assets* (a)              0.40%           0.47%            0.60%                  0.40%

  Ratio of Net Investment Income to Average Net Assets*     5.60%           5.56%             6.19%                 5.98%

  Portfolio Turnover                                          20%**           79%              109%                   84%**

  *If certain expenses had not been assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

  Ratio of Expenses to Average Net Assets (a)               1.09%           1.33%             2.01%                 1.81%

  Ratio of Net Investment Income to Average Net Assets      4.91%           4.70%             4.78%                 4.57%

         ** Non-Annualized

(a) The Ratios of Expenses to Average Net Assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .07% and .20% for the periods ended December 31, 1998, and December 31, 1997, respectively.


                                      9
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

                           June 30, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
         Par
         Amount
         (000)    Description                                         Coupon             Maturity          Market Value
------------------------------------------------------------------------------------------------------------------------
                  Asset-Backed Securities 5.7%
$        30       American Express Credit Account Master Trust         6.400%            04/15/05     $        30,222
         10       CoMed Transitional Funding Trust                     5.390             06/25/05               9,723
         10       Equicredit Funding Trust                             6.855             10/15/28              10,050
         10       First NBC Credit Card Master Trust                   6.150             09/15/04               9,956
         15       First USA Credit Card Master Trust                   6.420             03/17/05              15,178
         30       MBNA Credit Card Master Trust                        6.600             11/15/04              30,480
         10       Nationsbank Credit Card Master Trust                 6.000             12/15/05               9,885
         30       Peco Energy Transition Trust                         5.800             03/01/07              28,744
         10       Standard Credit Card Master Trust                    5.950             10/07/04               9,884
         20       Toyota Auto Lease Trust                              6.350             04/26/04              20,081
                                                                                                          ------------
                  Total Asset-Backed Securities                                                               174,203
                                                                                                          ------------

                  Corporate Bonds 18.6%
                  Finance 14.6%
         150      American Express Credit Corp.                        6.500             08/01/00             150,724
         100      Associates Corp. NA                                  5.800             04/20/04              96,643
         25       Deere (John) Capital Corp.                           5.350             10/23/01              24,483
         175      Ford Motor Credit Co.                                5.750             01/25/01             174,061
                                                                                                          ------------
                                                                                                              445,911
                                                                                                          ------------

                  Raw Materials/Processing Industries  2.3%
         70       Du Pont (E. I.) de Nemours & Co.                     6.750             10/15/02              71,030
                                                                                                          ------------

                  Utilities 1.7%
         50       Pacific Gas & Electric Co.                           6.250             08/01/03              49,695
                                                                                                          ------------


                  Total Corporate Bonds                                                                       566,636
                                                                                                          ------------

                  United States Government Agency Obligations 4.2%
         100      Federal Home Loan Banks                              5.690             06/19/03              98,567
         30       Federal National Mortgage Association
                    Medium Term Note                                   6.800             04/08/02              30,605
                                                                                                          ------------
                  Total United States Government Agency Obligations                                           129,172
                                                                                                          ------------


                  United States Treasury Obligations 47.3%
         325      United States Treasury Notes                         6.750             04/30/00             328,933
         300      United States Treasury Notes                         6.000             08/15/00             302,106
         685      United States Treasury Notes                         5.875  11/15/99 - 11/30/01             688,863
         30       United States Treasury Notes                         5.750             08/15/03              30,010
         120      United States Treasury STRIPS (a)                    *                 05/15/03              96,179
                                                                                                          ------------
                  Total United States Treasury Obligations                                                  1,446,091
                                                                                                          ------------


Total Long-Term Investments  75.8%
    (Cost $2,330,604)                                                                                       2,316,102


                                      10
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

                           June 30, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------------------------


                  Description                                                                            Market Value
------------------------------------------------------------------------------------------------------------------------

Short-Term Investments 24.5%
Federal Home Loan Banks Discount Note ($749,000 par, maturing 07/01/99, yielding 4.68%)
     (Cost $748,904)                                                                                  $       748,904
                                                                                                          ------------

Total Investments 100.3%
     (Cost $3,079,508)                                                                                      3,065,006

Liabilities in Excess of Other Assets   (0.3)%                                                                (10,528)
                                                                                                          ------------

Net Assets    100.0%                                                                                  $     3,054,478
                                                                                                      ================

*Zero coupon bond

(a) U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal Securities) are securities issued by the U.S. Treasury Department which evidence ownership in either the bond principal or interest payments. These securities are used by the Fund to manage the portfolio's duration.




The following table summarizes the portfolio composition at June 30,1999, based upon the higher of the quality rating issued by Standard & Poor's or Moody's.

                  Portfolio Composition by Credit Quality **

                  U.S. Government and Government Agency Obligations    68.1%
                  AAA                                                   7.5
                  AA                                                   13.7
                  A                                                    10.7
                                                                     -------
                                                                      100.0%
                                                                     =======
                  ** As a Percentage of Long-Term Investments

                                       11
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1999 (Unaudited)

ASSETS:

         Total Investments (Cost $3,079,508)                   $       3,065,006
         Cash                                                              8,991
         Receivables:
                  Interest                                                27,954
                  Fund Shares Sold                                        12,649
         Unamortized Organizational Expenses                              17,879
         Other                                                               131
                                                                     -----------
                           Total Assets                                3,132,610
                                                                     -----------

LIABILITIES:

         Payables:
                  Distributor and Affiliates                              24,116
                  Income and Capital Gain Distributions                   12,852
         Accrued Expenses                                                 23,847
         Trustees' Deferred Compensation and Retirement Plans             17,317
                                                                     -----------

                           Total Liabilities                              78,132
                                                                     -----------

NET ASSETS                                                     $       3,054,478
                                                               =================
NET ASSETS CONSIST OF:

         Capital                                               $       3,073,436
         Accumulated Net Realized Gain                                     6,087
         Accumulated Distributions in Excess of
               Net Investment Income                                    (10,543)
         Net Unrealized Depreciation                                    (14,502)
                                                                     -----------

NET ASSETS                                                     $       3,054,478
                                                               =================

Net Asset Value Per Share (Based on net assets of $3,054,478 and
   317,847 shares of beneficial interest
   issued and outstanding)                                     $            9.61
                                                               =================


                                       12
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
         Interest                                              $          80,860
                                                                     -----------

EXPENSES:
         Custody                                                           9,034
         Audit                                                             8,412
         Shareholder Services                                              7,843
         Trustees' Fees and Expenses                                       7,618
         Accounting                                                        6,614
         Legal                                                             5,105
         Amortization of Organizational Costs                              4,858
         Investment Advisory Fee                                           4,466
         Shareholder Reports                                               2,183
         Other                                                               579
                                                                     -----------

                  Total Expenses                                          56,712
                  Expense Reduction ($4,466 Investment Advisory Fee and
                            $46,289 Other)                                50,755
                                                                     -----------

                  Net Expenses                                             5,957
                                                                     -----------

NET INVESTMENT INCOME                                          $          74,903
                                                               =================
REALIZED AND UNREALIZED GAIN/LOSS:
         Net Realized Gain                                     $           5,404
                                                                     -----------

         Unrealized Appreciation/Depreciation:
                  Beginning of the Period                                 41,696
                  End of the Period                                     (14,502)
                                                                     -----------

         Net Unrealized Depreciation During the Period                  (56,198)

NET REALIZED AND UNREALIZED LOSS                               $        (50,794)
                                                               =================
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $          24,109
                                                               =================

                                       13
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS
  For the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998
                                  (Unaudited)

                                                                                Six Months Ended                 Year Ended
                                                                                   June 30, 1999          December 31, 1998

FROM INVESTMENT ACTIVITIES:

         Operations:
         Net Investment Income                                                  $         74,903          $         182,967
         Net Realized Gain                                                                 5,404                     91,400
         Net Unrealized Appreciation/Depreciation During the Period                      (56,198)                   (37,308)
                                                                                   --------------             ---------------
         Change in Net Assets from Operations                                             24,109                    237,059
                                                                                   --------------             ---------------

         Distributions from Net Investment Income                                        (74,900)                  (182,967)
         Distributions in Excess of Net Investment Income                                      0                     (9,017)
                                                                                   --------------             ---------------
         Distributions from and in Excess of Net Investment Income                       (74,900)                  (191,984)
         DIstributions from Net Realized Gain                                                  0                    (90,705)
                                                                                   --------------             ---------------
         Total Distributions                                                             (74,900)                  (282,689)
                                                                                   --------------             ---------------

         NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                             (50,791)                   (45,630)
                                                                                   --------------             ---------------

FROM CAPITAL TRANSACTIONS:

         Proceeds from Shares Sold                                                       300,371                    410,033
         Net Asset Value of Shares Issued Through Dividend Reinvestment                   73,696                    262,640
         Cost of Shares Repurchased                                                            0                 (6,127,927)
                                                                                   --------------             ---------------

         NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                              374,067                 (5,455,254)
                                                                                   --------------             ---------------

TOTAL INCREASE/DECREASE IN NET ASSETS                                                    323,276                 (5,500,884)

NET ASSETS:
                  Beginning of the Period                                              2,731,202                  8,232,086
                                                                                   --------------             ---------------

                  End of the Period (Including accumulated distributions in excess of
                  net investment income of $10,543 and $10,546 respectively)    $      3,054,478          $       2,731,202
                                                                                =================         ==================


                                       14
                                               See Notes to Financial Statements

                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND


                              FINANCIAL HIGHLIGHTS
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

                                                                                                          April 23, 1996
                                                                                 Year           Year       (Commencement
                                                           Six Months           Ended          Ended       of Investment
                                                                Ended    December 31,   December 31,      Operations) to
                                                        June 30, 1999            1998           1997   December 31, 1996


Net Asset Value, Beginning of the Period                $       9.773   $      10.037  $      10.019     $        10.000
                                                           -----------     -----------    -----------       ------------
         Net Investment Income                                  0.246           0.547          0.574               0.386
         Net Realized and Unrealized Gain/Loss                 (0.167)          0.110          0.036               0.019
                                                           -----------     -----------    -----------       ------------

Total from Investment Operations                                0.079           0.657          0.610               0.405
                                                           -----------     -----------    -----------       ------------

Less:
         Distributions from and in Excess of Net
            Investment Income                                   0.242           0.583          0.574               0.386
         Distributions from Net Realized Gain                   0.000           0.338          0.018               0.000
                                                           -----------     -----------    -----------       ------------
Total Distributions                                             0.242           0.921          0.592               0.386
                                                           -----------     -----------    -----------       ------------

Net Asset Value, End of the Period                      $       9.610   $       9.773  $      10.037     $        10.019
                                                        ==============  ============== ==============    ===============

Total Return*                                                 0.85%**            6.65%          6.29%            4.14%**

Net Assets at End of the Period (In millions)           $         3.1   $         2.7  $         8.2     $           9.8

Ratio of Expenses to Average Net Assets* (a)                     0.40%           0.61%          0.56%              0.40%

Ratio of Net Investment Income to Average Net Assets*            5.03%           5.44%          5.74%              5.68%

Portfolio Turnover                                              14%**              76%            41%              16%**

*If certain expenses had not been assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets (a)                      3.81%           3.67%          1.86%              1.40%

Ratio of Net Investment Income to Average Net Assets             1.62%           2.38%          4.59%              4.68%

** Non-Annualized

(a) The ratios of Expenses to Average Net Assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .21% and .16%, for the periods ended December 31, 1998, and December 31, 1997, respectively.


                                       15
                                               See Notes to Financial Statements

                        THE EXPLORER INSTITUTIONAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES
The Explorer Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company comprised of two funds: Explorer Institutional Active Core Fund ("Active Core Fund") and Explorer Institutional Limited Duration Fund ("Limited Duration Fund"). Each Fund is accounted for as a separate entity.
      Active Core Fund's investment objective is to provide an enhanced level of total return as compared to an investment in an unmanaged portfolio consisting primarily of investment grade intermediate- and long-term income securities of U.S. issuers. Limited Duration Fund's investment objective is to provide an enhanced level of total return as compared to an investment in an unmanaged portfolio consisting primarily of investment grade short-and intermediate-term income securities of U.S. issuers, consistent with the preservation of capital. The Funds commenced investment operations on April 23, 1996.
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Investments are stated at value using market quotations, indications of value obtained from an independent pricing service, or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. At June 30, 1999, there were no when issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME - Interest income is recorded on an accrual basis. Bond discount and premium are amortized over the life of each applicable security.


D. ORGANIZATIONAL COSTS - The Funds will reimburse Van Kampen Funds Inc. or its affiliates (collectively "Van Kampen") for costs incurred in connection with the Funds' organization in the amount of $47,718 for Active Core Fund and $48,676 for Limited Duration Fund. These costs are being amortized on a straight line basis over the 60 month period ending April 22, 2001. Van Kampen Management Inc. (the "Adviser") has agreed that in the event any of the initial shares of the Funds originally purchased by Van Kampen are redeemed during the amortization period, the Funds will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.
     The following table presents the identified cost of investments at June 30, 1999 for federal income tax purposes with the associated aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and net unrealized appreciation/depreciation.

                                    ACTIVE CORE           LIMITED
                                       FUND            DURATION FUND
                                   --------------    -------------------
Cost of long and
   short-term investments          $   18,183,197    $         3,079,508
                                   --------------    -------------------
Aggregate gross
   unrealized appreciation         $       45,750    $             8,265
Aggregate gross
   unrealized depreciation         $      386,529    $            22,767
                                   --------------    -------------------
Net unrealized
   depreciation                    $      340,779    $            14,502
                                   ==============    ===================

F. DISTRIBUTION OF INCOME AND GAINS - Each Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.
      Due to inherent differences in the recognition of interest income under generally accepted accounting principles and federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distributions in excess of net investment income for certain periods.

                        THE EXPLORER INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                            June 30, 1999 (Unaudited)



2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of each of the Fund's Investment Advisory Agreements, the Adviser will provide investment advice and facilities to the Funds for an annual fee payable monthly as follows:

            Average Net Assets               % Per Annum
---------------------------------------    -----------------

First $1 billion                               .300 of 1%
Over $1 billion                                .250 of 1%

     Van Kampen has agreed to waive fees or reimburse certain expenses such that the net expenses of each Fund will not exceed 0.40% of average net assets. Should the assets of a particular fund increase sufficiently to allow for reimbursement of prior year's excess expenses to Van Kampen without causing that funds' expense ratio to exceed 0.40%, that fund may be required to reimburse Van Kampen for fees waived and/or expenses assumed within the previous four years. Therefore, these cumulative expense subsidies totaling $278,463 and $305,124 for Active Core Fund and Limited Duration Fund, respectively, could become liabilities of each respective Fund at a future date.
     For the six months ended June 30, 1999, Active Core Fund and Limited Duration Fund recognized expenses of approximately $100 each, representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Funds, of which a trustee of the Funds is an affiliated person. All of this expense has been assumed by Van Kampen.
     For the six months ended June 30, 1999, Active Core Fund and Limited Duration Fund recognized expenses of approximately $11,900 and $11,600, respectively, representing Van Kampen's cost of providing accounting and legal services to the Funds. All of this expense has been assumed by Van Kampen.
     Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Funds. For the six months ended June 30, 1999, Active Core Fund and Limited Duration Fund recognized expenses of approximately $7,300 each. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks. All of this expense has been assumed by Van Kampen.
     Certain officers and trustees of the Funds are also officers and directors of Van Kampen. The Funds do not compensate their officers or trustees who are officers of Van Kampen.
     The Funds provide deferred compensation and retirement plans for their trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Funds. The maximum annual benefit per trustee under the plan is $2,500.
     At June 30, 1999, Van Kampen owned 5,000 shares of each Fund.


3. CAPITAL TRANSACTIONS
There are an unlimited number of shares of beneficial interest of each Fund without par value authorized.
         For the six months ended June 30, 1999, transactions in common shares were as follows:

                                     ACTIVE           LIMITED
                                      CORE            DURATION
                                      FUND              FUND
                                  -------------      ------------
Beginning Shares                      1,143,960           279,454
Shares Sold                             681,119            30,776
Shares Issued through
   Dividend Reinvestment                 37,159             7,617
Shares Repurchased                     (36,329)                 0
                                  -------------      ------------
Ending Shares                         1,825,909           317,847
                                  =============      ============
Capital at 06/30/99                 $18,390,710        $3,073,436
                                  =============      ============
For the period ended December 31, 1998, transactions in common shares were as follows:

                                     ACTIVE           LIMITED
                                      CORE            DURATION
                                      FUND              FUND
                                  -------------      ------------
Beginning Shares                        485,509           820,195
Shares Sold                             688,318            40,755
Shares Issued through
   Dividend Reinvestment                 67,072            26,390
Shares Repurchased                     (96,939)          (607,886)
                                  -------------      ------------
Ending Shares                         1,143,960           279,454
                                  =============      ============
Capital at 12/31/98                 $11,512,187        $2,699,369
                                  =============      ============

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding forward commitment transactions and short-term investments, were $9,782,993 and $2,608,217 for Active Core Fund and $777,267 and $316,708 for Limited Duration Fund.

5. MORTGAGE BACKED SECURITIES
A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).
     A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

                        THE EXPLORER INSTITUTIONAL TRUST

BOARD OF TRUSTEES                                                        INVESTMENT ADVISER

David C. Arch                                                            Van Kampen Management Inc.
Rod Dammeyer                                                             1 Parkview Plaza
Howard J Kerr                                                            P.O. Box 5555
Dennis J. McDonnell*                                                     Oakbrook Terrace, Illinois 60181-5555
Steven Muller
Theodore A. Myers                                                        DISTRIBUTOR
Don G. Powell*
Hugo F. Sonnenschein                                                     Van Kampen Funds Inc.
Wayne W. Whalen*                                                         1 Parkview Plaza
                                                                         P.O. Box 5555
OFFICERS                                                                 Oakbrook Terrace, Illinois 60181-5555

Dennis J. McDonnell*                                                     SHAREHOLDER SERVICING AGENT
    President
                                                                         Van Kampen Investor Services Inc.
A. Thomas Smith III*                                                     P.O. Box 218256
    Vice President and Secretary                                         Kansas City, Missouri 64121-8256

John L. Sullivan*                                                        CUSTODIAN
    Vice President, Treasurer, and
    Chief Financial Officer                                              State Street Bank and Trust Company
                                                                         225 Franklin Street
Curtis W. Morell*                                                        P.O. Box 1713
    Vice President and Chief Accounting Officer                          Boston, Massachusetts 02105

Tanya M. Loden*                                                          LEGAL COUNSEL
    Controller
                                                                         Skadden, Arps, Slate, Meagher & Flom (Illinois)
Peter W. Hegel*                                                          333 West Wacker Drive
Michael P. Kamradt*                                                      Chicago, Illinois 60606
John M. McCareins*
Edward A. Treichel*                                                      INDEPENDENT ACCOUNTANTS
Edward C. Wood, III*
     Vice Presidents                                                     KPMG LLP
                                                                         303 East Wacker Drive
                                                                         Chicago, Illinois 60601




*  "Interested" persons of the Fund, as defined in the Investment
   Company Act of 1940.

(C)Van Kampen Funds Inc., 1999
   All Rights Reserved.
SM denotes a service mark of Van Kampen Funds Inc.

                         YEAR 2000 READINESS DISCLOSURE

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act which may limit the legal rights regarding the use of such statements in the case of dispute.